Share Based Compensation - 2016 Share Incentive Plan (Details)		1 Months Ended				12 Months Ended
	Mar. 28, 2017 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Sep. 30, 2016 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 20, 2016 shares
Ordinary Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares												$ 12.88
Share-based compensation expense recorded | ¥								¥ 3,316,000
2016 Share Incentive Plan | Options
Share-based compensation
Shares available for issuance													3,000,000
Shares authorized by the board under the plan					3,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)					0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares					3,000,000
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares												$ 25.32
Number of share units granted	679,645	497,956	525,595	684,905
2016 Share Incentive Plan | Restricted Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 21.87	$ 32.83
Share-based compensation expense recorded | ¥						¥ 69,366,000	¥ 112,249,000	¥ 121,530,000
Share Holding Platform | Ordinary Share Units
Fair value per unit
Number of share units granted	3,945,750	3,934,355	3,178,835	3,925,485
Share Holding Platform | Ordinary Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 12.88
Share-based compensation expense recorded | ¥						¥ 109,614,000			¥ 23,303,000
Share Holding Platform | Restricted Share Units | Certain directors, executive officers and the employees
Fair value per unit
Vesting period	3 years